Contractholder Funds (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Policyholder account balances
Schedule of disaggregated policyholder account balance amounts and reconcile the totals to contractholder funds (Table)

	June 30, 2024	December 31, 2023

	(in millions)

Retirement and Income Solutions:
Workplace savings and retirement solutions	$13,293.9	$12,721.5
Individual variable annuities	838.0	514.2
Individual fixed deferred annuities	4,899.6	5,538.3
Total Retirement and Income Solutions	19,031.5	18,774.0
Benefits and Protection – Life Insurance:
Universal life	6,896.2	6,910.4
Total policyholder account balances for contracts with significant insurance risk or investment contracts with significant fee revenue	25,927.7	25,684.4

Reconciling items:
Investment contracts without significant fee revenue(1)	15,540.6	15,624.3
Embedded derivatives(2)	230.0	115.5
Other balances(3)	(130.6)	(61.3)
Total contractholder funds per consolidated statements of financial position	$41,567.7	$41,362.9
(1)

Includes GICs, funding agreements and individual fixed income annuities. These contracts are not included within the disaggregated rollforward or guaranteed minimum interest rate (“GMIR”) disclosures below.

(2)	Refer to Note 15, Fair Value Measurements, for details on the changes in Level 3 fair value measurements of embedded derivatives.
(3)	Includes amounts that are not accrued to the benefit of the contractholder and, therefore, are not included within the disaggregated rollforward or GMIR disclosures below.

	December 31, 2023	December 31, 2022

	(in millions)

Retirement and Income Solutions:
Workplace savings and retirement solutions	$12,721.5	$12,154.7
Individual variable annuities	514.2	381.4
Individual fixed deferred annuities	5,538.3	7,228.3
Total Retirement and Income Solutions	18,774.0	19,764.4
Benefits and Protection – Life Insurance:
Universal life	6,910.4	6,947.9
Total policyholder account balances for contracts with significant insurance risk or investment contracts with significant fee revenue	25,684.4	26,712.3

Reconciling items:
Investment contracts without significant fee revenue (1)	15,624.3	15,585.2
Embedded derivatives (2)	115.5	46.4
Other balances (3)	(61.3)	(26.6)
Total contractholder funds per consolidated statements of financial position	$41,362.9	$42,317.3
(1)

Includes GICs, funding agreements and individual fixed income annuities. These contracts are not included within the disaggregated rollforward or guaranteed minimum interest rate (“GMIR”) disclosures below.

(2)	Refer to Note 19, Fair Value Measurements, for details on the changes in Level 3 fair value measurements of embedded derivatives.
(3)	Includes amounts that are not accrued to the benefit of the contractholder and, therefore, are not included within the disaggregated rollforward or GMIR disclosures below.

Schedule of guaranteed minimum interest rate (Table)

	June 30, 2024
	Excess of crediting rates over GMIR
		Up to 0.50%	0.51% to 1.00%	1.01% to 2.00%	2.01% or more
		above	above	above	above
	At GMIR	GMIR	GMIR	GMIR	GMIR	Total

	(in millions)
Retirement and Income Solutions
Workplace savings and retirement solutions
Up to 1.00%	$—	$—	$—	$1,090.1	$374.6	$1,464.7
1.01% - 2.00%	4,309.3	—	1,072.5	—	—	5,381.8
2.01% - 3.00%	317.2	0.1	1.7	316.6	3,777.7	4,413.3
3.01% - 4.00%	7.5	—	—	—	—	7.5
4.01% and above	16.2	—	—	—	—	16.2
Subtotal	4,650.2	0.1	1,074.2	1,406.7	4,152.3	11,283.5
No GMIR						2,010.4
Total						$13,293.9

Individual variable annuities
Up to 1.00%	$20.9	$—	$—	$—	$—	$20.9
1.01% - 2.00%	4.6	—	—	—	—	4.6
2.01% - 3.00%	251.4	—	—	—	—	251.4
3.01% - 4.00%	—	—	—	—	—	—
4.01% and above	—	—	—	—	—	—
Subtotal	276.9	—	—	—	—	276.9
No GMIR						561.1
Total						$838.0

Individual fixed deferred annuities
Up to 1.00%	$255.1	$61.9	$84.8	$286.6	$1,059.7	$1,748.1
1.01% - 2.00%	88.4	0.9	19.3	61.5	4.1	174.2
2.01% - 3.00%	2,620.2	—	—	—	—	2,620.2
3.01% - 4.00%	151.8	—	—	—	—	151.8
4.01% and above	—	—	—	—	—	—
Subtotal	3,115.5	62.8	104.1	348.1	1,063.8	4,694.3
No GMIR						205.3
Total						$4,899.6

Benefits and Protection – Life Insurance
Universal life
Up to 1.00%	$—	$—	$5.8	$10.8	$3.0	$19.6
1.01% - 2.00%	283.0	—	419.9	499.6	430.3	1,632.8
2.01% - 3.00%	688.1	653.9	796.7	363.1	5.3	2,507.1
3.01% - 4.00%	1,601.2	60.1	37.1	74.9	6.7	1,780.0
4.01% and above	32.0	3.2	7.0	11.0	—	53.2
Subtotal	2,604.3	717.2	1,266.5	959.4	445.3	5,992.7
No GMIR						903.5
Total						$6,896.2

	December 31, 2023
	Excess of crediting rates over GMIR
		Up to 0.50%	0.51% to 1.00%	1.01% to 2.00%	2.01% or more
		above	above	above	above
	At GMIR	GMIR	GMIR	GMIR	GMIR	Total

	(in millions)
Retirement and Income Solutions
Workplace savings and retirement solutions
Up to 1.00%	$—	$3.3	$101.8	$1,006.0	$312.8	$1,423.9
1.01% - 2.00%	5,135.0	3.8	1,153.1	—	874.6	7,166.5
2.01% - 3.00%	357.1	0.1	0.8	59.1	1,701.2	2,118.3
3.01% - 4.00%	7.4	—	—	—	—	7.4
4.01% and above	16.9	—	—	—	—	16.9
Subtotal	5,516.4	7.2	1,255.7	1,065.1	2,888.6	10,733.0
No GMIR						1,988.5
Total						$12,721.5

Individual variable annuities
Up to 1.00%	$22.6	$—	$—	$—	$—	$22.6
1.01% - 2.00%	4.6	—	—	—	—	4.6
2.01% - 3.00%	273.5	—	—	—	—	273.5
3.01% - 4.00%	—	—	—	—	—	—
4.01% and above	—	—	—	—	—	—
Subtotal	300.7	—	—	—	—	300.7
No GMIR						213.5
Total						$514.2

Individual fixed deferred annuities
Up to 1.00%	$305.5	$115.4	$121.8	$449.4	$999.5	$1,991.6
1.01% - 2.00%	100.8	0.9	26.3	123.5	2.4	253.9
2.01% - 3.00%	2,897.7	—	—	—	—	2,897.7
3.01% - 4.00%	156.9	—	—	—	—	156.9
4.01% and above	—	—	—	—	—	—
Subtotal	3,460.9	116.3	148.1	572.9	1,001.9	5,300.1
No GMIR						238.2
Total						$5,538.3

Benefits and Protection – Life Insurance
Universal life
Up to 1.00%	$—	$—	$16.1	$1.0	$2.4	$19.5
1.01% - 2.00%	294.1	—	418.1	485.6	415.4	1,613.2
2.01% - 3.00%	729.7	677.2	836.3	350.6	3.0	2,596.8
3.01% - 4.00%	1,657.0	49.8	37.6	36.4	3.2	1,784.0
4.01% and above	40.5	3.9	8.3	1.5	—	54.2
Subtotal	2,721.3	730.9	1,316.4	875.1	424.0	6,067.7
No GMIR						842.7
Total						$6,910.4

	December 31, 2023
	Excess of crediting rates over GMIR
		Up to 0.50%	0.51% to 1.00%	1.01% to 2.00%	2.01% or more
		above	above	above	above
	At GMIR	GMIR	GMIR	GMIR	GMIR	Total

	(in millions)
Retirement and Income Solutions
Workplace savings and retirement solutions
Up to 1.00%	$—	$3.3	$101.8	$1,006.0	$312.8	$1,423.9
1.01% - 2.00%	5,135.0	3.8	1,153.1	—	874.6	7,166.5
2.01% - 3.00%	357.1	0.1	0.8	59.1	1,701.2	2,118.3
3.01% - 4.00%	7.4	—	—	—	—	7.4
4.01% and above	16.9	—	—	—	—	16.9
Subtotal	5,516.4	7.2	1,255.7	1,065.1	2,888.6	10,733.0
No GMIR						1,988.5
Total						$12,721.5

Individual variable annuities
Up to 1.00%	$22.6	$—	$—	$—	$—	$22.6
1.01% - 2.00%	4.6	—	—	—	—	4.6
2.01% - 3.00%	273.5	—	—	—	—	273.5
3.01% - 4.00%	—	—	—	—	—	—
4.01% and above	—	—	—	—	—	—
Subtotal	300.7	—	—	—	—	300.7
No GMIR						213.5
Total						$514.2

Individual fixed deferred annuities
Up to 1.00%	$305.5	$115.4	$121.8	$449.4	$999.5	$1,991.6
1.01% - 2.00%	100.8	0.9	26.3	123.5	2.4	253.9
2.01% - 3.00%	2,897.7	—	—	—	—	2,897.7
3.01% - 4.00%	156.9	—	—	—	—	156.9
4.01% and above	—	—	—	—	—	—
Subtotal	3,460.9	116.3	148.1	572.9	1,001.9	5,300.1
No GMIR						238.2
Total						$5,538.3

Benefits and Protection – Life Insurance
Universal life
Up to 1.00%	$—	$—	$16.1	$1.0	$2.4	$19.5
1.01% - 2.00%	294.1	—	418.1	485.6	415.4	1,613.2
2.01% - 3.00%	729.7	677.2	836.3	350.6	3.0	2,596.8
3.01% - 4.00%	1,657.0	49.8	37.6	36.4	3.2	1,784.0
4.01% and above	40.5	3.9	8.3	1.5	—	54.2
Subtotal	2,721.3	730.9	1,316.4	875.1	424.0	6,067.7
No GMIR						842.7
Total						$6,910.4

	December 31, 2022
	Excess of crediting rates over GMIR
		Up to 0.50%	0.51% to 1.00%	1.01% to 2.00%	2.01% or more
		above	above	above	above
	At GMIR	GMIR	GMIR	GMIR	GMIR	Total

	(in millions)
Retirement and Income Solutions
Workplace savings and retirement solutions
Up to 1.00%	$3.9	$24.8	$1,188.9	$307.8	$364.9	$1,890.3
1.01% - 2.00%	—	549.9	6,090.2	1,477.0	9.4	8,126.5
2.01% - 3.00%	15.1	0.1	—	0.1	—	15.3
3.01% - 4.00%	7.8	—	—	—	—	7.8
4.01% and above	18.8	—	—	—	—	18.8
Subtotal	45.6	574.8	7,279.1	1,784.9	374.3	10,058.7
No GMIR						2,096.0
Total						$12,154.7

Individual variable annuities
Up to 1.00%	$33.0	$—	$—	$—	$—	$33.0
1.01% - 2.00%	3.6	—	—	—	—	3.6
2.01% - 3.00%	331.8	—	—	—	—	331.8
3.01% - 4.00%	—	—	—	—	—	—
4.01% and above	—	—	—	—	—	—
Subtotal	368.4	—	—	—	—	368.4
No GMIR						13.0
Total						$381.4

Individual fixed deferred annuities
Up to 1.00%	$426.4	$161.7	$236.2	$879.2	$993.0	$2,696.5
1.01% - 2.00%	139.8	1.4	39.9	250.5	0.6	432.2
2.01% - 3.00%	3,617.1	—	—	—	—	3,617.1
3.01% - 4.00%	169.7	—	—	—	—	169.7
4.01% and above	—	—	—	—	—	—
Subtotal	4,353.0	163.1	276.1	1,129.7	993.6	6,915.5
No GMIR						312.8
Total						$7,228.3

Benefits and Protection – Life Insurance
Universal life
Up to 1.00%	$—	$8.4	$10.1	$—	$0.7	$19.2
1.01% - 2.00%	315.7	—	407.0	695.5	155.0	1,573.2
2.01% - 3.00%	865.9	951.2	903.5	59.9	0.4	2,780.9
3.01% - 4.00%	1,698.9	35.8	21.9	25.3	3.2	1,785.1
4.01% and above	40.6	10.1	3.4	1.6	—	55.7
Subtotal	2,921.1	1,005.5	1,345.9	782.3	159.3	6,214.1
No GMIR						733.8
Total						$6,947.9

Retirement and Income Solutions
Policyholder account balances
Schedule of changes in policyholder account balances (Table)

	For the six months ended June 30, 2024			For the year ended December 31, 2023
	Workplace			Workplace
	savings and	Individual	Individual	savings and	Individual	Individual
	retirement	variable	fixed deferred	retirement	variable	fixed deferred
	solutions	annuities	annuities(1)	solutions	annuities	annuities(1)

	($in millions)

Balance at beginning of period	$12,721.5	$514.2	$5,538.3	$12,154.7	$381.4	$7,228.3
Premiums and deposits	2,424.5	540.0	24.0	4,441.7	586.7	36.8
Policy charges	(18.4)	(0.8)	—	(31.6)	—	—
Surrenders, withdrawals and benefit payments	(1,901.3)	(840.9)	(732.5)	(4,356.6)	(1,123.0)	(1,888.4)
Net transfers from (to) separate account(2)	(96.8)	619.7	—	264.8	659.3	—
Interest credited	182.0	4.7	69.8	280.2	9.8	161.6
Other	(17.6)	1.1	—	(31.7)	—	—
Balance at end of period	$13,293.9	$838.0	$4,899.6	$12,721.5	$514.2	$5,538.3

Weighted-average crediting rate(3)	3.00%	3.47%	2.99%	2.54%	3.22%	2.84%
Cash surrender value(4)	$11,782.8	$859.0	$4,608.9	$11,211.9	$512.6	$5,434.4
(1)	We use the deposit method of accounting for the reinsurance of this exited business.
(2)

Within the separate account liabilities rollforwards in Note 6, Separate Account Balances, these transfers for Individual variable annuities and Workplace savings and retirement solutions included in Group retirement contracts are reflected in premiums and deposits; surrenders, withdrawals and benefit payments; and net transfers (to) from general account.

(3)	The weighted-average crediting rate is the crediting rate as of the end of each reporting period weighted by account value.
(4)

Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges. The cash surrender value for RILA products also includes an equity and bond adjustment that may result in cash surrender value being greater than account balance.

	For the year ended December 31, 2023			For the year ended December 31, 2022
	Workplace			Workplace
	savings and	Individual	Individual	savings and	Individual	Individual
	retirement	variable	fixed deferred	retirement	variable	fixed deferred
	solutions	annuities	annuities (1)	solutions	annuities	annuities(1)

	($ in millions)

Balance at beginning of period	$12,154.7	$381.4	$7,228.3	$10,996.2	$380.9	$9,646.3
Premiums and deposits	4,441.7	586.7	36.8	3,719.5	426.5	35.9
Policy charges	(31.6)	—	—	(28.5)	—	—
Surrenders, withdrawals and benefit payments	(4,356.6)	(1,123.0)	(1,888.4)	(2,866.7)	(843.2)	(2,655.6)
Net transfers from (to) separate account (2)	264.8	659.3	—	164.6	406.6	—
Interest credited	280.2	9.8	161.6	194.3	10.6	201.7
Other	(31.7)	—	—	(24.7)	—	—
Balance at end of period	$12,721.5	$514.2	$5,538.3	$12,154.7	$381.4	$7,228.3

Weighted-average crediting rate (3)	2.54%	3.22%	2.84%	1.94%	2.79%	2.63%
Cash surrender value (4)	$11,211.9	$512.6	$5,434.4	$10,341.7	$378.6	$7,081.4
(1)	We use the deposit method of accounting for the reinsurance of this exited business.
(2)

Within the separate account liabilities rollforwards in Note 9, Separate Account Balances, these transfers for Individual variable annuities and Workplace savings and retirement solutions included in Group retirement contracts are reflected in premiums and deposits; surrenders, withdrawals and benefit payments; and net transfers (to) from general account.

(3)	The weighted-average crediting rate is the crediting rate as of the end of each reporting period weighted by account value.
(4)	Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges.

Universal life | Benefits and Protection | Life Insurance
Policyholder account balances
Schedule of changes in policyholder account balances (Table)

	For the six months ended	For the year ended
	June 30, 2024	December 31, 2023

	($ in millions)
Balance at beginning of period	$6,910.4	$6,947.9
Premiums and deposits	666.0	1,260.5
Policy charges	(437.1)	(858.1)
Surrenders, withdrawals and benefit payments	(323.4)	(483.6)
Net transfers from (to) separate account	(66.4)	(197.7)
Interest credited	147.4	242.1
Other	(0.7)	(0.7)
Balance at end of period	6,896.2	6,910.4
Reinsurance impact	(3,312.1)	(3,396.8)
Balance at end of period after reinsurance	$3,584.1	$3,513.6

Weighted-average crediting rate(1)	4.13%	4.01%
Net amount at risk(2)	$86,091.1	$86,671.0
Cash surrender value(3)	$5,973.2	$5,953.0
(1)	The weighted-average crediting rate is the crediting rate as of the end of each reporting period weighted by account value, including indexed credits.
(2)

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the death benefit in excess of the current account balance or the fixed death benefit at the consolidated statement of financial position date.

(3)	Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges.

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Balance at beginning of period	$6,947.9	$6,962.5
Premiums and deposits	1,260.5	1,267.2
Policy charges	(858.1)	(837.8)
Surrenders, withdrawals and benefit payments	(483.6)	(390.0)
Net transfers from (to) separate account	(197.7)	(301.5)
Interest credited	242.1	247.5
Other	(0.7)	—
Balance at end of period	6,910.4	6,947.9
Reinsurance impact	(3,396.8)	(3,528.9)
Balance at end of period after reinsurance	$3,513.6	$3,419.0

Weighted-average crediting rate (1)	4.01%	3.35%
Net amount at risk (2)	$86,671.0	$86,547.9
Cash surrender value (3)	$5,953.0	$5,911.5
(1)	The weighted-average crediting rate is the crediting rate as of the end of each reporting period weighted by account value, including indexed credits.
(2)

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the death benefit in excess of the current account balance or the fixed death benefit at the consolidated statement of financial position date.

(3)	Cash surrender value represents the amount of the contractholders’ account balances distributable at the end of the reporting period less surrender charges.